Discontinued operations and assets held for sale	12 Months Ended
Dec. 31, 2024
Discontinued operations and assets held for sale
Discontinued operations and assets held for sale

5. Discontinued operations and assets held for sale

On October 30, 2023 we announced that we had signed a letter of intent contemplating a transfer of the Jyseleca® business to Alfasigma, including the European and UK Marketing Authorizations, the commercial, medical and development activities for Jyseleca and approximately 400 positions in 14 European countries. On December 30, 2023, we signed a final share and asset purchase agreement with Alfasigma.

On December 31, 2023, the transaction was still subject to certain closing conditions such as the finalization of the consultation process with the workers councils and FDI clearance in Italy, France and Denmark. The transaction was closed on January 31, 2024, upon obtaining all necessary approvals. We received a €50.0 million upfront payment in 2024, and are entitled to potential sales-based milestone payments totaling €120.0 million and mid-single to mid-double-digit earn-outs on European sales. We contributed €15.0 million in 2024 and will contribute an additional €25.0 million to Alfasigma by June 2025 for Jyseleca® related development activities.

On January 31, 2024, we also signed a transition agreement with Alfasigma enacting the responsibilities and services provided by the parties during a transition period for the transfer of the business.

The transfer of our Jyseleca® business has been determined to meet the criteria to be classified as held for sale and discontinued operations in our financial statements for the years ended December 31, 2023 and December 31, 2024.

The disposal group mainly contained all assets and liabilities of the our subsidiaries that were fully dedicated to the Jyseleca® business and that were transferred to Alfasigma in the transaction. The divestiture included 100% of the shares of the following subsidiaries, including most of the employees: Galapagos Biotech Limited (UK), Galapagos Biopharma Belgium BV, Galapagos Biopharma GmbH, Galapagos Biopharma Italy S.r.l., Galapagos Biopharma Netherlands B.V., Galapagos Biopharma Spain S.L.U., Galapagos Biopharma Denmark ApS, Galapagos Biopharma Sweden AB, Galapagos Biopharma Finland Oy, Galapagos Biopharma Ireland Ltd., Galapagos Biopharma Norway AS, Galapagos Biopharma Austria GmbH. In addition, and as part of the same transaction, we transferred all assets, liabilities and employees directly related to the Jyseleca® business but belonging to Galapagos NV or other Galapagos subsidiaries, of which the main asset was the worldwide IP relating to Jyseleca®. Our inventories were not considered as part of the disposal group, as these did not transfer to Alfasigma on closing of the transaction on January 31, 2024 but these will gradually transfer to Alfasigma during the coming years and we will bear the risks associated with it as long as it is not transferred.

Held for sale assets were stated at their carrying amount, which is lower than the fair value less costs to sell. We concluded that the expected present value of the purchase price to be obtained from Alfasigma for the sale of the Jyseleca® business approximated the fair value less costs to sell of the disposal group.

The following disclosure illustrates the result from our discontinued operations:

I Disposal of the Jyseleca® business

1.1.	Consideration received

Year ended December 31, 2024
(Euro, in thousands)
Upfront payment received	€50,000
Settlement for net cash and working capital	9,835
Total consideration received	€59,835

1.2.	Analysis of assets and liabilities over which control was lost

January 31, 2024
(Euro, in thousands)
Property, plant and equipment	€4,186
Deferred tax assets	292
Other non-current assets	613
Inventories	505
Trade and other receivables	18,439
Cash and cash equivalents	19,523
Other current assets	1,161
Total assets	44,719

Other reserves	(74)
Retirement benefit liabilities	1,003
Non-current lease liabilities	2,328
Other non-current liabilities	90
Current lease liabilities	1,308
Trade and other liabilities	28,927
Current tax payable	1,170
Current deferred income	430
Total liabilities	35,182

Net assets disposed of	€9,537

1.3.	Gain on disposal of the Jyseleca® business (included in other operating income in the income statement)

Year ended December 31, 2024
(Euro, in thousands)
Upfront payment received	€50,000
Settlement for net cash and working capital	9,835
Additional adjustment working capital to be settled	(750)
Net assets disposed of	(9,537)
Effect of cumulative translation adjustments reclassified from equity on loss of control	(4,095)
Fair value of the future earn-outs payable by Alfasigma to us	47,035
Contribution for R&D costs payable by us to Alfasigma	(40,000)
Gain on disposal of subsidiaries	€52,488

The fair value of the future earn-outs at December 31, 2024 is presented on the lines “Non-current contingent consideration receivable” and “Trade and other receivables” in our statement of financial position.

1.4.	Net cash outflow on disposal of the Jyseleca® business

Upfront payment received	€50,000
Settlement for net cash and working capital	9,835
Transfer to escrow account	(40,000)
Contribution for R&D costs paid by us to Alfasigma	(15,000)
Earn-outs paid by Alfasigma	2,053
Less: cash and cash equivalents balances disposed of	(19,523)
Less: settlement of pre-existing relationships	3,686
Cash out from disposals of subsidiaries, net of cash disposed of	€(8,949)

Costs associated to the sale taken into result in 2023	€(3,072)
Costs associated to the sale taken into result in 2024	(526)
Cash used for other liabilities related to the disposal of subsidiaries	€(3,598)

Of the €50.0 million of upfront payment received at closing of the transaction €40.0 million was paid into an escrow account. This amount was kept in escrow for a period of one year after the closing date of January 31, 2024, and was partially released in February 2025 (the remaining part being under discussion). We gave customary representations and warranties which are capped and limited in time. At December 31, 2024, this €40.0 million is presented as “Escrow account” in the statement of financial position, together with the interests on this escrow account.

II Result from discontinued operations

	Year ended December 31,
	2024	2023	2022

	(Euro, in thousands, except share and per share data)
Product net sales	€11,475	€112,339	€87,599
Collaboration revenues	26,041	431,465	176,432
Total net revenues	37,516	543,804	264,031

Cost of sales	(1,693)	(18,022)	(12,079)
Research and development expenses	(8,152)	(190,177)	(245,286)
Sales and marketing expenses	(11,520)	(113,356)	(144,075)
General and administrative expenses	(1,087)	(17,989)	(9,776)
Other operating income	56,180	13,003	10,721

Operating profit/loss (-)	71,244	217,262	(136,464)

Fair value adjustments and net currency exchange differences	—	(13)	(25)
Other financial income	4,230	679	15
Other financial expenses	(12)	(167)	(7,825)

Profit/loss (-) before tax	75,462	217,761	(144,298)

Income taxes	(98)	(2,076)	(2,272)

Net profit/loss (-)	€75,364	€215,685	€(146,570)

Basic and diluted earnings/loss (-) per share from discontinued operations	€1.14	€3.27	€(2.23)
Weighted average number of shares (in thousands of shares)	65,897	65,884	65,699
Weighted average number of shares - Diluted (in thousands of shares)	65,942	65,933	65,699

Jyseleca® product net sales in Europe amounted to €11.5 million in 2024, compared to €112.3 million in 2023 and €87.6 million in 2022, of which €0.7 million realized in Belgium (€8.1 million in 2023 and €7.3 million in 2022). Beginning February 1, 2024, all economics linked to the sales of Jyseleca® in Europe are for the benefit of Alfasigma.

Collaboration revenues in discontinued operations related to revenue recognition of the collaboration agreement with Gilead for the filgotinib development amount to €26.0 million in 2024 compared to €429.4 million in 2023 and €174.4 million in 2022. The sale of the Jyseleca® business to Alfasigma on January 31, 2024 led to the full recognition in revenue in 2024 of the remaining deferred income related to filgotinib.

We refer to note 2 “Summary of significant transactions” for a general description of our collaboration with Gilead.

All filgotinib development expenses and all remaining G&A and S&M expenses relating to Jyseleca® are recharged to Alfasigma, which explains the decrease in those expenses.

Other operating income includes €52.5 million related to the gain on the sale of the Jyseleca® business to Alfasigma in 2024.

III Cash flow used in discontinued operations

	2024	2023	2022

	(Euro, in thousands)
Net cash flow used in operating activities	€(36,367)	€(175,627)	€(191,095)
Net cash flow used in investing activities	(8,949)	(105)	(136)
Net cash flow used in financing activities	—	(1,928)	(1,841)
Net cash flow used in discontinued operations	€(45,316)	€(177,660)	€(193,072)